Contingencies and Commitments	12 Months Ended
Dec. 31, 2018
Contingencies and Commitments
Contingencies and Commitments

28.  Contingencies and Commitments:

(a)   Commitments accounted for in off-balance-sheet accounts:

In order to satisfy its customers’ needs, the Bank entered into several irrevocable commitments and contingent obligations. Although these obligations are not recognized in the Statement of Financial Position, they entail credit risks and, therefore, form part of the Bank’s overall risk.

	2017	2018
	MCh$	MCh$

Off-balance-sheet accounts
Foreign office guarantees and standby letters of credit	285,035	341,676
Confirmed foreign letters of credit	64,970	56,764
Issued foreign letters of credit	94,313	388,396
Performance guarantees	2,220,828	2,232,682
Undrawn credit lines	7,240,406	7,769,325
Other commitments	60,609	46,561

Transactions on behalf of third parties
Collections	168,353	160,367
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	7,121	27,334
Other assets managed on behalf of third parties	—	—
Financial assets acquired on its own behalf	133,794	103,319

Fiduciary activities
Securities held in safe custody in the Bank	5,738,873	6,930,293
Securities held in safe custody in other entities	14,990,439	13,783,748
Total	31,004,741	31,840,465

(b)   Financial Guarantees

As of December 31, 2017 and 2018, the expiration of financial guarantees per period is as follows:

	2017
		Due after 1	Due after 3
		year but	years but
	Due within 1	within 3	within 5	Due after 5
	year	years	years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Performance guarantees	1,608,314	523,597	80,623	8,294	2,220,828
Foreign office guarantees and standby letters of credit	218,532	66,006	280	217	285,035
Total	1,826,846	589,603	80,903	8,511	2,505,863

	2018
		Due after 1	Due after 3
		year but	years but
	Due within 1	within 3	within 5	Due after 5
	year	years	years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Performance guarantees	1,537,447	574,650	96,841	23,744	2,232,682
Foreign office guarantees and standby letters of credit	318,917	18,704	3,708	347	341,676
Total	1,856,364	593,354	100,549	24,091	2,574,358

(c)   Lawsuits and legal proceedings:

(c.1) Legal contingencies within the ordinary course of business:

At the date of issuance of these consolidated financial statements, there are legal actions filed against the Bank and its subsidiaries in the ordinary course of business. As of December 31, 2018, the Bank and its subsidiaries maintain provisions for legal contingencies amounting to Ch$204 million (Ch$21,470 million as of December 31, 2017(*)), which are part of the item “Provisions” in the Statement of Financial Position.

The following table presents the estimated date of completion of the respective litigation:

	As of December 31, 2018
	2019	2020	2021	2022	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	24	180	—	—	204

(*)The trial in which the National Consumer Service brought a collective action against Banco de Chile ended by virtue of a conciliation agreement entered into between the parties on June 14, 2018, which was approved by the court by an executed resolution.

(c.2) Contingencies for significant lawsuits:

As of December 31, 2017 and 2018, there are not significant lawsuits that affect or may affect these Consolidated Financial Statements.

(d)   Guarantees granted:

(i)   In subsidiary Banchile Administradora General de Fondos S.A.:

In compliance with article 12 of Law 20,712, Banchile Administradora General de Fondos S.A., has designated Banco de Chile as the representative of the beneficiaries of the guarantees it has established and in that character the Bank has issued bank guarantees totaling UF 2,977,300, maturing January 10, 2019 (UF 2,588,500 maturing January 10, 2018 in December 2017). The subsidiary took a policy with Mapfre Seguros Generales S.A. for the Real State Funds by a guaranteed amount of UF 586,200.

As of December 31, 2017 and 2018 the Bank has no guaranteed mutual funds.

In compliance with the rules established by the Superintendency of Securities and Insurance (“SVS”) (now the Chilean Commission for the Financial Market (“CMF”)) in letter f) of Circular 1,894 of September 24, 2008, the entity has constituted guarantees, by management portfolio, in benefit of investors. Such guarantee corresponds to a bank guarantee for UF 499,800, with a maturity date of January 10, 2019.

(ii)  In subsidiary Banchile Corredores de Bolsa S.A.:

For the purposes of ensuring correct and complete compliance with all of its obligations as a broker-dealer entity, in conformity with the provisions of article 30 and subsequent articles of Law 18,045 on Securities Markets, Banchile Corredores de Bolsa S.A. established a guarantee in an insurance policy for UF 20,000, insured by Mapfre Seguros, that matures on April 22, 2020, whereby the Securities Exchange of the Santiago Stock Exchange was appointed as the subsidiary’s creditors to representative.

The Bank has given the following guarantees in relation to this subsidiary’s business activities:

	2017	2018
	MCh$	MCh$
Guarantees:
Shares to secure short-sale transactions in:
Securities Exchange of the Santiago Stock Exchange	20,249	59,074
Securities Exchange of the Electronic Stock Exchange of Chile	29,926	17,223
Fixed income securities to ensure system CCLV, Santiago Securities Exchange, Stock Exchange	3,995	5,976
Shares delivered to ensure equity loan, Chilean Electronic Stock Exchange, Stock Exchange	3,864	—
Total	58,034	82,273

In conformity with the internal regulation of the stock exchange in which this subsidiary participates, and for the purpose of securing the broker’s correct performance, the Company established a pledge over 1,000,000 shares of the Santiago Stock Exchange, in favor of that institution, as stated in the Public Deed dated September 13, 1990 before the notary of Santiago Mr. Raul Perry Pefaur, and over 100,000 shares of the Electronic Chilean Stock Exchange, in favor of that Institution, as stated in a contract signed between both entities dated May 16, 1990.

Banchile Corredores de Bolsa S.A. keeps an insurance policy current with Southbridge Compañía de Seguros Generales S.A. that expires January 2, 2019, this considers matters of employee fidelity, physical losses, falsification or adulteration, and currency fraud with a coverage amount equivalent to US$ 10,000,000.

According to disposition of Chilean Central Bank, it provided a bank guarantee corresponding to UF 10,500, with purposes to comply with the requirements of the SOMA contract (Contract for Service of System Open Market Operations) of the Chilean Central Bank. This bank guarantee is readjustable in UF to fixed term, non-endorsable and has a maturity date of July 22, 2019.

It also provided a bank guarantee No. 359886-6 in the amount of UF 242,000 for the benefits of investors in portfolio management contracts. This bank guarantee is revaluated in UF to fixed term, non-endorsable and has a maturity date of January 10, 2019.

It also provided a cash guarantee in the amount of US$122,494.32 for the purpose of complying with the obligations to Pershing, for any operations conducted through that broker.

(iii) In subsidiary Banchile Corredores de Seguros Ltda.

According to established in article No. 58, letter D of D.F.L. 251, as of December 31, 2018 the entity maintains two insurance policies with effect from April 15, 2018 to April 14, 2019 which protect it against of potential damages caused by infractions of the law, regulations and complementary rules that regulate insurance brokers, especially when the non-compliance comes from acts, errors or omissions of the broker, its representatives, agents or dependents that participate in the intermediation.

The policies contracted are the following:

Matter insured	Amount Insured (UF)
Responsibility for errors and omissions policy	60,000
Civil responsibility policy	500

(f)On January 30, 2014, the SVS (now the CMF) brought administrative charges against Banchile Corredores de Bolsa S.A. for the alleged infringement of the second paragraph of Article 53 of Security Market Law in relation to certain specific transactions performed during the years 2009, 2010 and 2011 related to Sociedad Química y Minera de Chile S.A.’s shares (SQM).  In relation with the preceding, the second paragraph of Article 53 of Security Market Law states that “…no person may engage in transactions or induce or attempt to induce the purchase or sale of securities, whether or not governed by this Act, by means of any misleading or deceptive act, practice, mechanism or artifice….”

On October 30, 2014, the SVS (now the CMF) imposed a fine of UF 50,000 on Banchile Corredores de Bolsa S.A., for violation to de second paragraph of Article 53 of the Securities Market Law in relation to certain transaction of SQM-A’s shares intermediated by the Company in 2011.

Banchile Corredores de Bolsa S.A., filed a claim in the 11th Civil Court of Santiago against Exempt Resolution N°270 of October 30, 2014 of the SVS (now the CMF), requesting the annulment of the fine. This claim was consolidated with the trial due No. 25,795-2014, of the 22nd Civil Court of Santiago. On December 10, 2018, the aforementioned Court summoned the parties to hear the sentence, which to date has not yet been dictated.

According to the provisions policy of Banchile Corredores de Bolsa S.A., the company has not made provisions because in this judicial proceeding no judgment has yet been issued and the Bank’s legal advisors estimate that there are solid grounds for dismissal.